SCHEDULE OF REMUNERATION OF DIRECTORS AND KEY MANAGEMENT PERSONNEL (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total	$ 332,606	$ 313,150	$ 293,762
Wages And Salaries [member]
IfrsStatementLineItems [Line Items]
Total	290,070	272,507	255,491
Defined Contribution Plans [member]
IfrsStatementLineItems [Line Items]
Total	39,122	37,285	35,371
Other Short Term Benefits [member]
IfrsStatementLineItems [Line Items]
Total	3,414	3,358	2,900
Directors [member]
IfrsStatementLineItems [Line Items]
Total
Other Key Management Personnel [member]
IfrsStatementLineItems [Line Items]
Total	$ 332,606	$ 313,150	$ 293,762